UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-02183

Babson Capital Corporate Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Christopher A. DeFrancis, Vice President and Secretary
1500 Main Street, Suite 2800, Springfield, MA 01115

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 09/30/12

___________________

ITEM 1. SCHEDULE OF INVESTMENTS

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2012
(Unaudited)

Corporate Restricted Securities - 94.05%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 87.52%

A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
Common Stock (B)	323,077 shs.	11/10/09	$323,077	$303,366
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	161,538 shs.	11/10/09	119,991	151,683
			443,068	455,049
A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015	$2,694,390	11/21/07	2,666,678	2,694,390
Limited Partnership Interest (B)	23.16% int.	11/21/07	224,795	311,902
			2,891,473	3,006,292
A S A P Industries LLC
A designer and manufacturer of components used on oil and natural gas wells.
Limited Liability Company Unit Class A-2 (B)	1,276 uts.	12/31/08	140,406	637,019
Limited Liability Company Unit Class A-3 (B)	1,149 uts.	12/31/08	126,365	573,319
			266,771	1,210,338
A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
12.75% Senior Subordinated Note due 2016	$2,318,182	10/09/09	2,085,293	2,341,364
Limited Liability Company Unit Class A (B)	4,128 uts.	*	405,691	559,916
Limited Liability Company Unit Class B (B)	2,782 uts.	10/09/09	273,352	377,346
* 10/09/09 and 10/27/10.			2,764,336	3,278,626

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction  and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$735,000	05/15/08	724,402	661,500
13% Senior Subordinated Note due 2015 (D)	$735,000	05/15/08	673,096	-
Common Stock (B)	105,000 shs.	05/15/08	105,000	-
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	36,923 shs.	05/15/08	62,395	-

ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 2019	$1,800,000	08/01/12	1,613,774	1,802,425
Preferred Stock Series A (B)	450,000 shs.	08/01/12	450,000	427,500
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	80,690 shs.	08/01/12	152,805	807
			2,216,579	2,230,732

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	1,031 shs.	12/27/07	$510,000	$1,276,354
Convertible Preferred Stock Series B (B)	52 shs.	01/04/11	40,800	65,006
			550,800	1,341,360
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015	1,140,317	09/26/08	1,082,958	1,140,317
Common Stock (B)	1,347 shs.	09/26/08	134,683	183,832
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	958 shs.	09/26/08	87,993	130,743
			1,305,634	1,454,892
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	3,187,495	*	3,145,605	3,187,495
Preferred Class A Unit (B)	3,223 uts.	**	322,300	634,953
Preferred Class B Unit (B)	1,526 uts.	06/09/08	152,626	177,528
Common Class B Unit (B)	30,420 uts.	01/22/04	1	-
Common Class D Unit (B)	6,980 uts.	09/12/06	1	-
* 01/22/04 and 06/09/08.			3,620,533	3,999,976
** 01/22/04 and 09/12/06.

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2017	$1,912,500	04/28/09	1,734,443	1,912,500
Preferred Stock Series B (B)	3,065 shs.	04/28/09	306,507	186,529
Common Stock (B)	1,366 shs.	04/28/09	1,366	83,134
			2,042,316	2,182,163
Arch Global Precision LLC
A leading manufacturer of high tolerance precision components and consumable tools.
14.75% Senior Subordinated Note due 2018	$2,298,294	12/21/11	2,243,557	2,408,479
Limited Liability Company Unit Class B (B)	85 uts.	12/21/11	85,250	111,125
Limited Liability Company Unit Class C (B)	665 uts.	12/21/11	664,750	866,515
			2,993,557	3,386,119

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
8% Senior Subordinated Note due 2014 (D)	$1,990,935	05/18/05	$1,823,261	$1,692,295
Preferred Stock (B)	63 shs.	10/16/09	62,756	-
Common Stock (B)	497 shs.	05/18/05	497,340	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	130 shs.	05/18/05	112,128	-
			2,495,485	1,692,295
Associated Diversified Services
A provider of routine maintenance and repair services primarily to electric utility companies predominantly on electric power distribution lines.
10% Senior Secured Term Note due 2016 (C)	$648,000	09/30/10	636,132	657,925
13% Senior Subordinated Note due 2017	$853,714	09/30/10	778,863	853,714
Limited Liability Company Unit Class B (B)	92,571 uts.	09/30/10	92,571	113,694
Limited Liability Company Unit Class B (B)	70,765 uts.	09/30/10	70,765	86,912
			1,578,331	1,712,245
Baby Jogger Holdings LLC
A designer and marketer of premium baby strollers and stroller accessories.
14% Senior Subordinated Note due 2019	$2,798,579	04/20/12	2,745,539	2,851,530
Common Stock (B)	2,261 shs.	04/20/12	226,132	265,012
			2,971,671	3,116,542
Barcodes Group, Inc.
A distributor and reseller of automatic identification and data capture equipment, including mobile computers, scanners, point-of-sale systems, labels, and accessories.
13.5% Senior Subordinated Note due 2016	$1,955,205	07/27/10	1,885,107	1,974,757
Preferred Stock (B)	39 shs.	07/27/10	394,487	394,500
Common Stock Class A (B)	131 shs.	07/27/10	1,310	296,705
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	23 shs.	07/27/10	227	51,458
			2,281,131	2,717,420
Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$2,281,593	06/30/06	2,237,788	570,398
Preferred Stock Class A (B)	879 shs.	06/30/06	268,121	-
Common Stock (B)	1 sh.	06/30/06	286	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	309 shs.	06/30/06	92,102	-
			2,598,297	570,398

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$328,506	08/07/08	$326,041	$328,506
12.5% Senior Subordinated Note due 2015	$750,872	08/07/08	712,498	750,872
Common Stock (B)	73,256 shs.	08/07/08	73,256	84,105
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	57,600 shs.	08/07/08	57,689	66,131
			1,169,484	1,229,614
Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	109 shs.	*	503	1,134,288
* 12/30/97 and 05/29/99.

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs
13.5% Senior Subordinated Note due 2018	$2,193,333	01/19/11	2,084,748	2,254,379
14% Senior Subordinated Note due 2019	$564,313	08/03/12	553,226	567,027
Common Stock (B)	1,125 shs.	01/19/11	112,500	95,902
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	75,385
			2,838,224	2,992,693
Church Services Holding Company
A provider of diversified residential services to homeowners in the Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 2018	$1,212,298	03/26/12	1,173,576	1,248,667
Common Stock (B)	3,981 shs.	*	398,100	569,836
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	172 shs.	03/26/12	17,220	24,620
* 03/26/12, 05/25/12 and 06/19/12.			1,588,896	1,843,123

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	277 shs.	12/02/08	276,900	171,840

Coeur, Inc.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016	$1,214,286	10/10/08	1,140,828	1,214,286
Common Stock (B)	607 shs.	10/10/08	60,714	95,805
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	934 shs.	10/10/08	91,071	147,395
			1,292,613	1,457,486

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$1,456,429	01/12/07	$1,358,675	$1,310,786
Limited Liability Company Unit Class A (B)	156,046 uts.	01/12/07	156,046	31,383
Limited Liability Company Unit Class C (B)	112,873 uts.	01/12/07	112,873	22,700
Limited Liability Company Unit Class D (B)	1,268,437 uts.	05/03/10	-	255,097
Limited Liability Company Unit Class E (B)	2,081 uts.	05/03/10	-	418
			1,627,594	1,620,384
Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	17,152 shs.	07/05/07	700,392	1,699,774
Preferred Stock Series C (B)	7,080 shs.	07/05/07	236,503	701,590
Common Stock (B)	718 shs.	07/05/07	7	-
Limited Partnership Interest (B)	12.64% int.	*	189,586	-
* 08/12/04 and 01/14/05.			1,126,488	2,401,364

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
Warrant, exercisable until 2013, to purchase
common stock at $.001 per share (B)	20 shs.	08/04/05	137,166	1,088,093

Crane Rental Corporation
A crane rental company since 1960, headquartered in Florida.
13% Senior Subordinated Note due 2015	$2,295,000	08/21/08	2,164,521	2,254,410
Common Stock (B)	255,000 shs.	08/21/08	255,000	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	136,070 shs.	08/21/08	194,826	-
			2,614,347	2,254,410
Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016	$1,937,020	10/27/09	1,755,851	1,972,286
Preferred Stock PIK (B)	296 shs.	10/27/09	295,550	270,852
Preferred Stock Series A (B)	216 shs.	10/27/09	197,152	197,895
Common Stock (B)	72 shs.	10/27/09	72,238	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	53 shs.	10/27/09	48,608	-
			2,369,399	2,441,033

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

DPC Holdings LLC
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
14% Senior Subordinated Note due 2018	$3,396,439	*	$3,336,049	$3,472,985
Limited Liability Company Unit Class A (B)	40,643 uts.	*	406,432	259,028
* 10/21/11 and 08/03/12.			3,742,481	3,734,013

DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% Senior Subordinated Note due 2019	$2,474,492	05/04/12	2,427,627	2,571,888
Preferred Stock (B)	49 shs.	05/04/12	490,910	497,118
Common Stock (B)	49 shs.	05/04/12	54,546	27,405
			2,973,083	3,096,411
Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$270,000	11/01/06	269,175	268,518
13% Senior Subordinated Note due 2014	$855,000	11/01/06	818,362	843,343
Common Stock (B)	180,000 shs.	11/01/06	180,000	13,884
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	56,514 shs.	11/01/06	78,160	4,359
			1,345,697	1,130,104

E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015	$2,439,866	01/08/08	2,414,996	2,439,866
Common Stock (B)	660 shs.	01/08/08	329,990	347,436
			2,744,986	2,787,302
E X C Acquisition Corporation
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	22 shs.	06/28/04	77,208	26,449

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$2,850,000	02/01/10	2,551,613	2,877,612
Common Stock (B)	150 shs.	02/01/10	150,000	125,803
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	358 shs.	02/01/10	321,300	299,956
			3,022,913	3,303,371

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

ELT Holding Company
A provider of web-based ethics and compliance training solutions for companies in the United States.
14% Senior Subordinated Note due 2019	$2,759,639	03/01/12	$2,708,132	$2,806,434
Common Stock (B)	122 shs.	03/01/12	272,727	202,834
			2,980,859	3,009,268
F C X Holdings Corporation
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2017	$2,380,188	10/06/08	2,357,039	2,380,188
14% Senior Subordinated Note due 2017	$644,928	03/02/12	633,456	677,175
Preferred Stock Series A (B)	441 shs.	*	44,100	63,426
Preferred Stock Series B (B)	4,341 shs.	10/06/08	434,074	624,333
Common Stock (B)	3,069 shs.	10/06/08	3,069	326,477
* 12/30/10 and 07/01/11.			3,471,738	4,071,599

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$2,668,407	09/27/10	2,630,185	2,695,091
Limited Liability Company Units Preferred (B)	512 uts.	09/27/10	460,976	530,914
Limited Liability Company Units (B)	512 uts.	09/27/10	51,220	375,470
			3,142,381	3,601,475
F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
14.25% Senior Subordinated Note due 2016	$2,689,355	12/15/10	2,631,299	2,743,142
14.25% Senior Subordinated Note due 2016	$668,864	02/29/12	669,077	688,930
Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	394,737	737,605
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	49,488	92,473
Limited Liability Company Unit Class B-3 (B)	39,130 uts.	08/30/12	90,000	73,119
			3,834,601	4,335,269
F H Equity LLC
A designer and manufacturer of a full line of automatic transmission filters and filtration systems for passenger vehicles.
14% Senior Subordinated Note due 2017	$3,110,024	12/20/10	3,006,805	3,110,024
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	96,056	75,302
			3,102,861	3,185,326
Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)	$918,385	04/13/06	908,339	367,354
14% Senior Subordinated Note due 2013 (D)	$555,059	04/13/06	509,089	-
			1,417,428	367,354

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
12.5% Senior Subordinated Note due 2017	$3,000,000	10/19/10	$2,838,230	$3,060,000
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	594 shs.	10/19/10	140,875	800,410
			2,979,105	3,860,410
Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015 (D)	$1,912,500	11/01/07	1,772,199	-
14% PIK Note due 2015 (D)	$472,711	12/31/08	411,209	-
8% Series A Convertible Preferred Stock, convertible into
common shares (B)	287,658 shs.	11/01/07	146,658	-
			2,330,066	-
H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2014 (D)	$685,100	10/15/09	512,231	171,275
Preferred Stock (B)	40 shs.	*	40,476	-
Preferred Stock Series B (B)	2,055 shs.	10/15/09	1,536,694	-
Common Stock (B)	340 shs.	02/10/06	340,000	-
Common Stock Class C (B)	560 shs.	10/15/09	-	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	126 shs.	02/10/06	116,875	-
* 09/18/07 and 06/27/08.			2,546,276	171,275

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% Senior Subordinated Note due 2017	$1,384,615	11/14/11	1,290,697	1,438,334
Common Stock (B)	115 shs.	11/14/11	115,385	126,074
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	83 shs.	11/14/11	76,788	90,259
			1,482,870	1,654,667
Healthcare Direct Holding Company
A direct-to-consumer marketer of discount dental plans.
14% Senior Subordinated Note due 2019	$2,118,884	03/09/12	2,079,267	2,160,361
Common Stock (B)	1,552 shs.	03/09/12	155,172	132,387
			2,234,439	2,292,748

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

HGGC Citadel Plastics Holdings
A world-leading source for thermoset and thermoplastic compounds.
14% Senior Subordinated Note due 2019	$2,729,746	02/29/12	$2,678,814	$2,775,997
Common Stock (B)	302 shs.	02/29/12	302,419	286,181
			2,981,233	3,062,178
Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
Common Stock (B)	63 shs.	*	62,742	150,176
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	200 shs.	*	199,501	477,529
* 06/30/04 and 08/19/04.			262,243	627,705

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	89 uts.	10/14/11	-	-
Limited Liability Company Unit Class G (B)	215 uts.	10/14/11	-	-
Limited Liability Company Unit Class H (B)	89 uts.	10/14/11	-	-
Limited Liability Company Unit Class I (B)	89 uts.	10/14/11	-	-
			-	-
Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
14% Senior Subordinated Note due 2016	$2,963,853	08/19/08	2,839,176	2,815,660
Common Stock (B)	474 shs.	08/19/08	474,419	11,388
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	123 shs.	08/19/08	113,773	2,943
			3,427,368	2,829,991
HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
14% Senior Subordinated Note due 2019	$2,727,273	09/27/12	2,672,778	2,724,866
Preferred Stock Series A (B)	2,705 shs.	09/27/12	270,542	256,975
Common Stock (B)	2,185 shs.	09/27/12	2,185	2,076
			2,945,505	2,983,917
Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
13.5% Senior Subordinated Note due 2018	$2,760,082	10/27/11	2,710,681	2,834,997
Common Stock (B)	279 shs.	10/27/11	278,561	301,490
			2,989,242	3,136,487
Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	89 shs.	02/27/07	2,689	543,085

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

International Offshore Services LLC
A leading provider of marine transportation services, platform decommissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017 (D)	$2,550,000	07/07/09	$2,335,431	$637,500
Limited Liability Company Unit (B)	3,112 uts.	07/07/09	186,684	-
			2,522,115	637,500
J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
12.5% Senior Subordinated Note due 2017	$2,500,000	12/20/10	2,192,907	2,333,664
Preferred Stock A (B)	495 shs.	12/20/10	495,000	202,803
Preferred Stock B (B)	0.17 shs.	12/20/10	-	68
Common Stock (B)	100 shs.	12/20/10	5,000	-
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	36 shs.	12/20/10	316,931	-
			3,009,838	2,536,535
Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	90 uts.	09/21/10	848,275	48,185

K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
14% Senior Subordinated Note due 2017	$2,621,739	12/23/11	2,573,287	2,725,771
Preferred Stock Series A (B)	305 shs.	12/23/11	289,733	289,731
Preferred Stock Series B (B)	86 shs.	12/23/11	82,006	82,004
Common Stock (B)	391 shs.	12/23/11	19,565	52,083
			2,964,591	3,149,589
K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
15% Senior Subordinated Note due 2017	$4,480,715	*	4,161,086	4,480,715
Common Stock (B)	134,210 shs.	05/25/06	134,210	78,712
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	82,357 shs.	05/25/06	71,534	48,301
* 05/25/06 and 04/12/11.			4,366,830	4,607,728

K P H I Holdings, Inc.
A manufacturer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
15% Senior Subordinated Note due 2017	$2,728,750	12/10/10	2,685,405	2,788,965
Common Stock (B)	698,478 shs.	12/10/10	698,478	520,038
			3,383,883	3,309,003

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
12.75% Senior Subordinated Note due 2015	$2,691,932	07/16/08	$2,560,297	$2,557,336
Convertible Preferred Stock Series C (B)	55 shs.	06/30/09	55,435	110,000
Convertible Preferred Stock Series D (B)	24 shs.	09/17/09	24,476	73,410
Common Stock (B)	443 shs.	07/15/08	443,478	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	96 shs.	07/16/08	96,024	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	128 shs.	09/17/09	-	-
			3,179,710	2,740,746
K W P I Holdings Corporation
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2015 (D)	$3,162,920	03/14/07	2,878,056	-
Preferred Stock PIK (B)	1,499 shs.	02/07/11	579,500	-
Common Stock (B)	232 shs.	03/13/07	232,000	-
Warrant, exercisable until 2019, to purchase
preferred stock at $.01 per share (B)	134 shs.	07/07/09	-	-
Warrant, exercisable until 2017, to purchase
common stock at $.01 per share (B)	167 shs.	03/14/07	162,260	-
			3,851,816	-
LPC Holding Company
A designer and manufacturer of precision-molded silicone rubber components that are utilized in the medical and automotive end markets.
13.5% Senior Subordinated Note due 2018	$3,473,267	08/15/11	3,411,467	3,542,732
Common Stock (B)	315 shs.	08/15/11	315,057	264,777
			3,726,524	3,807,509
M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
Common Stock (B)	61 shs.	09/12/08	60,714	122,869
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	66 shs.	09/12/08	65,571	132,705
			126,285	255,574
Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit (B)	24,109 uts.	*	314,464	455,392
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3,375 shs.	05/04/07	43,031	63,750
* 05/04/07 and 01/02/08.			357,495	519,142

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
12.5% Senior Subordinated Note due 2018	$1,259,914	01/15/10	$1,134,298	$1,259,914
15% Senior Subordinated Note due 2018	$322,856	10/05/10	317,646	318,694
Common Stock (B)	106 shs.	10/05/10	106,200	169,472
Common Stock Class B (B)	353 shs.	01/15/10	352,941	563,216
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	312 shs.	01/15/10	283,738	498,444
			2,194,823	2,809,740
Marshall Physicians Services LLC
A provider of emergency department and hospital medicine services to hospitals located in the state of Kentucky. The Company was founded in 1999 and is owned by seven practicing physicians.
13% Senior Subordinated Note due 2016	$1,333,619	09/20/11	1,309,954	1,370,654
Limited Liability Company Unit Class A (B)	8,700 uts.	09/20/11	180,000	106,379
Limited Liability Company Unit Class D (B)	874 uts.	09/20/11	-	10,690
			1,489,954	1,487,723
MBWS Ultimate Holdco, Inc.
A provider of services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016	$3,352,486	*	3,106,322	3,386,011
Preferred Stock Series A (B)	4,164 shs.	09/07/10	416,392	1,567,919
Common Stock (B)	487 shs.	03/01/11	48,677	183,376
Common Stock (B)	458 shs.	09/07/10	45,845	172,456
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	310 shs.	03/01/11	30,975	116,728
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	1,158 shs.	09/07/10	115,870	436,035
* 09/07/10 and 03/01/11.			3,764,081	5,862,525

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015	$1,196,042	08/29/08	1,114,314	1,196,042
Preferred Unit (B)	126 uts.	08/29/08	125,519	170,127
Common Unit Class A (B)	1,268 uts.	08/29/08	1,268	17,003
Common Unit Class B (B)	472 uts.	08/29/08	120,064	6,327
			1,361,165	1,389,499

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
Preferred Stock (B)	107 shs.	09/24/08	$103,255	$149,800
Limited Partnership Interest (B)	1.40% int.	09/16/08	388,983	461,674
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/24/08	33,268	26,513
			525,506	637,987
Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.
14% Senior Subordinated Note due 2018	$1,273,585	09/22/11	1,250,463	1,311,793
Limited Liability Company Unit Series B (B)	467,833 uts.	09/22/11	467,833	-
			1,718,296	1,311,793
MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013 (D)	$2,685,614	*	2,577,220	671,403
Common Stock (B)	450 shs.	*	450,000	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	164 shs.	*	162,974	-
* 08/12/05 and 09/11/06.			3,190,194	671,403

Monessen Holding Corporation
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
15% Senior Subordinated Note due 2015 (D)	$1,556,056	06/28/11	1,034,632	-
7% Senior Subordinated Note due 2014 (D)	$2,550,000	06/28/11	2,420,572	-
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	152 shs.	03/31/06	138,125	-
			3,593,329	-
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$2,808,696	11/30/10	2,766,355	2,864,870
Limited Liability Company Unit Class B-1 (B)	281,250 uts.	11/30/10	-	250,155
Limited Liability Company Unit Class B-2 (B)	25,504 uts.	11/30/10	-	22,684
			2,766,355	3,137,709
NABCO, Inc.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014 (D)	$625,000	02/24/06	578,174	156,250
Limited Liability Company Unit (B)	825 uts.	*	825,410	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	129 shs.	02/24/06	37,188	-
* 02/24/06 and 06/22/07.			1,440,772	156,250

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
14% Senior Subordinated Note due 2014	$2,004,985	02/02/07	$1,847,121	$1,804,486
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	2.73% int.	02/01/07	1,110,810	-
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	17 uts.	*	16,759	-
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	229 uts.	09/30/09	228,858	-
Limited Liability Company Unit Class D-2 of
Saw Mill PCG Partners LLC (B)	128 uts.	04/29/11	65,256	-
* 12/18/08 and 09/30/09.			3,268,804	1,804,486

Newark Group, Inc.
A major producer of paper products from recycled materials.
Common Stock (B)	134,520 shs.	09/02/10	796,863	259,422

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
12.5% Senior Subordinated Note due 2016	$1,448,276	11/05/10	1,344,306	1,477,241
Limited Liability Company Unit Series B (B)	51,724 uts.	11/05/10	51,724	59,065
Limited Liability Company Unit Series B (B)	104,792 uts.	11/05/10	104,792	119,664
Limited Liability Company Unit Series F (B)	156,516 uts.	11/05/10	-	364,584
			1,500,822	2,020,554
Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	$2,818,421	*	2,437,520	2,828,549
Limited Partnership Interest (B)	3,287 uts.	*	328,679	82,319
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	4,920 shs.	*	492,016	123,227
* 07/09/09 and 08/09/10.			3,258,215	3,034,095

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
12% Senior Subordinated Note due 2019	$2,649,351	02/02/11	2,465,583	2,702,338
Common Stock (B)	377 shs.	*	377,399	327,321
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	176 shs.	02/02/11	158,961	152,871
* 02/02/11 and 06/30/11.			3,001,943	3,182,530

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$1,333,333	06/04/10	$1,240,083	$1,330,362
Preferred Stock Series A (B)	1,661 shs.	06/04/10	166,062	64,529
Preferred Stock Series B (B)	934 shs.	06/04/10	93,376	36,284
Common Stock (B)	1,032 shs.	06/04/10	1,032	-
			1,500,553	1,431,175
Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	3,667 uts.	01/17/06	572,115	1,499,473
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	619 shs.	01/17/06	170,801	253,164
			742,916	1,752,637
P K C Holding Corporation
A manufacturer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	$3,038,395	12/21/10	2,987,146	3,099,163
Preferred Stock Class A (B)	54 shs.	12/21/10	340,718	518,364
Common Stock (B)	54 shs.	12/21/10	25,500	-
			3,353,364	3,617,527
P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$2,826,838	12/20/10	2,782,371	2,824,807
Limited Liability Company Unit Class A (B)	99 uts.	12/20/10	318,215	217,345
Limited Liability Company Unit Class B (B)	99 uts.	12/20/10	3,214	217,345
			3,103,800	3,259,497
Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
14% Senior Subordinated Note due 2012 (D)	$1,393,591	04/27/07	1,359,161	487,757
5% Senior Subordinated Note due 2012	$79,688	07/21/10	79,688	79,688
Preferred Shares Series E (B)	79,688 uts.	07/21/10	-	-
Limited Liability Company Unit (B)	1,754,707 uts.	04/27/07	63,233	-
			1,502,082	567,445
Paradigm Packaging, Inc.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2015	$1,593,750	12/19/00	1,590,440	1,593,750
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	372 shs.	12/21/00	265,625	-
			1,856,065	1,593,750

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	2,334 shs.	05/22/09	$111,508	$-
Preferred Stock Series B (B)	13,334 shs.	05/22/09	547,872	-
Common Stock (B)	40,540 shs.	05/22/09	1,877,208	-
			2,536,588	-
Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$1,640,246	06/03/10	1,628,684	1,640,246
3% Senior Subordinated PIK Note due 2014	$2,283,699	10/02/06	2,088,210	2,283,699
Limited Liability Company Unit Class A (B)	1,384 uts.	10/02/06	510,000	122,458
Limited Liability Company Unit (B)	143 uts.	05/22/09	642	12,652
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	8,595 shs.	10/02/06	124,644	760,467
			4,352,180	4,819,522
Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
14.25% Senior Subordinated Note due 2016	$2,662,718	11/12/09	2,476,506	2,715,972
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	206 shs.	11/12/09	203,944	222,459
			2,680,450	2,938,431
Qualis Automotive LLC
A distributor of aftermarket automotive brake and chassis products.
Common Stock (B)	354,167 shs.	05/28/04	354,166	569,856
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	377,719 shs.	05/28/04	377,719	607,751
			731,885	1,177,607
R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014	$1,411,274	12/15/06	1,366,912	1,411,274
Limited Liability Company Unit (B)	2,828 uts.	12/15/06	282,810	126,275
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3 shs.	12/15/06	131,483	59,549
			1,781,205	1,597,098

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

RM Holding Company
A specialty distributor of home medical care equipment.
13% Senior Subordinated Note due 2018	$1,380,952	02/09/12	$1,302,189	$1,417,962
Common Stock (B)	1,108 shs.	02/09/12	11	107,485
Preferred Stock (B)	119,037 shs.	02/09/12	119,037	123,775
Warrant, exercisable until 2022, to purchase
preferred stock A at $.01 per share (B)	36,263 shs.	02/09/12	35,940	37,416
Warrant, exercisable until 2022, to purchase
preferred stock B at $.01 per share (B)	21,202 shs.	02/09/12	21,202	22,046
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	556 shs.	02/09/12	-	53,896
			1,478,379	1,762,580
Royal Baths Manufacturing Company
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2016	$531,250	11/14/03	523,458	531,250
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	140 shs.	11/14/03	122,946	96,355
			646,404	627,605
Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
15% Senior Subordinated Note due 2018	$1,968,750	03/30/12	1,940,800	2,053,457
Preferred Stock (B)	6,294 shs.	03/30/12	251,758	257,711
Common Stock (B)	2,949 shs.	03/30/12	29,492	50,219
			2,222,050	2,361,387
Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.

12.5% Senior Subordinated Note due 2014 (D)	$2,185,882	01/15/09	1,560,231	-

Smart Source Holdings LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015	$2,223,076	*	2,119,039	2,223,076
Limited Liability Company Unit (B)	619 uts.	*	631,592	610,953
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	157 shs.	*	164,769	154,775
* 08/31/07 and 03/06/08.			2,915,400	2,988,804

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Snacks Parent Corporation
The world’s largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2017	$2,655,386	11/12/10	$2,527,523	$2,591,569
Preferred Stock A (B)	3,395 shs.	11/12/10	322,495	312,584
Preferred Stock B (B)	1,575 shs.	11/12/10	149,650	145,051
Common Stock (B)	19,737 shs.	11/12/10	19,737	-
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	5,418 shs.	11/12/10	5,418	-
			3,024,823	3,049,204
SouthernCare Holdings, Inc.
A hospice company providing palliative care services to terminally ill patients.
14% Senior Subordinated Note due 2018	$2,773,001	12/01/11	2,723,048	2,849,182
Common Stock (B)	2,727 shs.	12/01/11	272,727	234,792
			2,995,775	3,083,974
Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
14.25% Senior Subordinated PIK Note due 2017	$2,267,934	12/15/09	2,014,564	2,154,538
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	257 shs.	12/15/09	227,109	56,875
			2,241,673	2,211,413
Specialty Commodities, Inc.
A distributor of specialty food ingredients.
Common Stock (B)	30,000 shs.	10/23/08	300,000	206,613
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	11,054 shs.	10/23/08	100,650	76,130
			400,650	282,743
Strata/WLA Holding Corporation
A leading independent anatomic pathology laboratory that conducts over 320,000 tests annually to customers in 40 U.S. states and in Canada and Venezuela.
14.5% Senior Subordinated Note due 2018	$2,859,573	07/01/11	2,810,495	2,883,983
Preferred Stock Series A (B)	228 shs.	07/01/11	228,137	117,200
			3,038,632	3,001,183
Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	6,429 shs.	03/31/10	-	-

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
12% Senior Subordinated Note due 2017	$2,992,312	12/14/10	$2,849,388	$2,918,035
14% Senior Subordinated PIK Note due 2017	$228,343	08/17/12	217,966	222,675
Common Stock (B)	115 shs.	12/14/10	114,504	40,634
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	39,658
			3,293,605	3,221,002
Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14.5% Senior Subordinated Note due 2017	$2,689,601	09/02/08	2,571,073	2,689,601
Redeemable Preferred Stock Series A (B)	1,280 shs.	09/02/08	12,523	33,826
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	12,803 shs.	09/02/08	112,693	-
			2,696,289	2,723,427
T H I Acquisition, Inc.
A machine servicing company providing value-added steel services to long steel products.
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	9 shs.	01/14/08	88,054	390,170

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$1,162,110	*	1,127,650	-
7.44% Term Note due 2013 (C)	$1,241,279	08/10/12	1,241,279	1,055,087
9.25% Term Note due 2013 (C)	$1,653	08/31/12	1,653	1,405
7.32% Term Note due 2013 (C)	$3,607	09/10/12	3,607	3,066
Common Stock Class B	55 shs.	*	7,783	-
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	3.97% int.	**	205,558	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72 shs.	04/28/06	59,041	-
* 04/28/06 and 09/13/06.			2,646,571	1,059,558
** 03/01/05 and 10/10/08.

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2014 (D)	$2,455,561	10/26/07	$2,147,354	$2,332,782
Series B Preferred Stock (B)	182 shs.	03/31/10	-	1,347
Common Stock (B)	515 shs.	03/31/10	414,051	-
			2,561,405	2,334,129
Transpac Holding Company
A designer, importer and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015	$1,773,006	10/31/07	1,681,410	1,790,736
Common Stock (B)	209 shs.	10/31/07	208,589	54,256
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	94 shs.	10/31/07	87,607	24,497
			1,977,606	1,869,489
Tranzonic Companies (The)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2015	$1,084,800	02/05/98	1,081,441	1,084,800
Common Stock (B)	630 shs.	02/04/98	630,000	693,384
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	444 shs.	02/05/98	368,832	488,670
			2,080,273	2,266,854
Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2013	$2,309,541	*	2,180,397	2,252,708
Preferred Stock Series B (B)	241 shs.	10/20/08	241,172	199,669
Common Stock (B)	742 shs.	*	800,860	-
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	153 shs.	*	159,894	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	1,054 shs.	10/20/08	-	-
* 07/19/05 and 12/22/05.			3,382,323	2,452,377

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit	11,775 uts.	02/28/11	250,000	347,393
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	5,781 shs.	04/11/03	68,059	28,964
			318,059	376,357

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
Common Stock (B)	182 shs.	04/30/04	$182,200	$154,743
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	230 shs.	04/30/04	211,736	195,696
			393,936	350,439
U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
Convertible Preferred Stock (B)	887 shs.	02/08/08	886,956	1,436,498

Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013	$725,735	05/17/07	724,301	710,648
13% Senior Subordinated Note due 2014	$648,530	05/17/07	625,374	629,095
18% PIK Convertible Preferred Stock (B)	37,381 shs.	03/13/09	72,519	-
Common Stock (B)	123,529 shs.	05/17/07	123,529	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	35,006 shs.	05/17/07	55,055	-
			1,600,778	1,339,743
Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
10% Senior Subordinated PIK Note due 2012	$206,269	10/29/09	205,865	204,396
5% Senior Subordinated PIK Note due 2012 (D)	$900,748	06/30/07	846,681	899,236
Class B Unit (B)	767,881 uts.	10/29/09	348,058	-
Class C Unit (B)	850,000 uts.	10/29/09	780,572	734,903
Limited Liability Company Unit Class A (B)	723,465 uts.	*	433,222	-
Limited Liability Company Unit Class B (B)	182,935 uts.	07/19/04	182,935	-
* 07/19/04 and 10/29/09.			2,797,333	1,838,535

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014	$1,721,250	11/30/06	1,638,669	1,549,125
Common Stock (B)	191 shs.	11/30/06	191,250	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	95 shs.	11/30/06	86,493	-
			1,916,412	1,549,125

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
Preferred Stock Series B (B)	2,109 shs.	06/08/10	$210,924	$217,552
Common Stock (B)	1,058 shs.	06/08/10	1,058	109,093
			211,982	326,645
Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$2,383,562	12/16/10	2,216,076	2,431,233
Common Stock (B)	616 shs.	12/16/10	616,438	503,356
Warrant, exercisable until 2018, to purchase
common stock at $.02 per share (B)	166 shs.	12/16/10	148,003	135,254
			2,980,517	3,069,843
Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$1,235,800	05/14/07	1,136,081	-
Limited Partnership Interest (B)	23.16% int.	05/14/07	115,804	-
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	88 shs.	05/14/07	83,462	-
			1,335,347	-
WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 2018	$2,608,577	11/03/11	2,561,574	2,632,738
Common Stock (B)	4,500 shs.	11/03/11	450,000	317,532
			3,011,574	2,950,270

Total Private Placement Investments (E)			$244,716,370	$226,513,949

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

	Interest	Due	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Rule 144A Securities - 6.53%:

Bonds - 6.48%
Audatex North America, Inc.	6.750%	06/15/18	$250,000	$250,000	$266,875
Calpine Corporation	7.500	02/15/21	750,000	770,260	810,000
Calumet Specialty Products Partners L.P.	9.625	08/01/20	1,000,000	982,276	1,077,500
Coffeyville Resources LLC	9.000	04/01/15	54,000	53,854	57,645
Community Choice Financial, Inc.	10.750	05/01/19	505,000	514,846	492,375
Dish DBS Corporation	5.875	07/15/22	500,000	503,698	512,500
Everest Acquisition LLC/Everest Acquisition Finance, Inc.	9.375	05/01/20	1,000,000	1,017,041	1,090,000
First Data Corporation	7.375	06/15/19	850,000	853,058	876,563
First Data Corporation	8.750	01/15/22	1,000,000	1,009,826	1,007,500
FMG Resources	7.000	11/01/15	750,000	772,973	746,250
FMG Resources	6.875	04/01/22	1,000,000	960,089	915,000
Hilcorp Energy Company	7.625	04/15/21	725,000	694,674	797,500
Hovnanian Enterprises, Inc.	7.250	10/15/20	1,000,000	1,000,000	1,025,000
International Automotive Component	9.125	06/01/18	1,000,000	947,664	960,000
MGM Resorts International	6.750	10/01/20	1,000,000	1,000,000	1,000,000
Nielsen Finance LLC	4.500	10/01/20	1,000,000	1,000,000	993,750
Samson Investment Company	9.750	02/15/20	750,000	737,233	772,500
SandRidge Energy, Inc.	8.000	06/01/18	360,000	362,985	378,000
Suburban Propane Partners, L.P.	7.500	10/01/18	168,000	178,267	179,760
Unit Corporation	6.625	05/15/21	1,000,000	987,696	1,032,500
Valeant Pharmaceuticals International	6.750	10/01/17	70,000	69,715	74,550
Valeant Pharmaceuticals International	7.000	10/01/20	880,000	881,751	926,200
Welltec A/S	8.000	02/01/19	750,000	735,664	780,000
Total Bonds				16,283,570	16,771,968

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
September 30, 2012
(Unaudited)

	Interest	Due			Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Shares	Cost	Value

Convertible Preferred Stock - 0.00%
ETEX Corporation (B)			777	$-	$-
Total Convertible Preferred Stock				-	-

Preferred Stock - 0.05%
Ally Financial			143	45,009	133,772
TherOX, Inc. (B)			103	-	-
Total Preferred Stock				45,009	133,772

Common Stock - 0.00%
Touchstone Health Partnership (B)			1,168	-	-
Total Common Stock				-	-

Total Rule 144A Securities				16,328,579	16,905,740

Total Corporate Restricted Securities				$261,044,949	$243,419,689

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities -12.26%: (A)	Rate	Date	Amount	Cost	Value

Bonds - 12.07%
Accuride Corp	9.500%	08/01/18	$1,500,000	$1,541,698	$1,541,250
Affinia Group, Inc.	9.000	11/30/14	50,000	49,268	50,250
Alere, Inc.	9.000	05/15/16	700,000	737,112	747,250
Ally Financial, Inc.	5.500	02/15/17	1,500,000	1,532,155	1,567,924
Alta Mesa Financial Services	9.625	10/15/18	1,500,000	1,501,643	1,500,000
American Axle & Manufacturing Holding, Inc.	7.875	03/01/17	750,000	649,361	781,875
Arch Coal, Inc.	7.000	06/15/19	150,000	150,000	126,000
Avis Budget Car Rental	9.750	03/15/20	750,000	750,000	856,875
B E Aerospace, Inc.	6.875	10/01/20	850,000	869,765	943,500
Berry Plastics Corporation (C)	5.039	02/15/15	500,000	483,173	501,250
Bill Barrett Corporation	7.000	10/15/22	1,000,000	958,185	1,027,500
Calumet Specialty Products Partners L.P.	9.375	05/01/19	750,000	700,460	806,250
CCO Holdings Capital Corporation	7.250	10/30/17	750,000	768,217	817,500
Chemtura Corporation	7.875	09/01/18	500,000	527,648	543,750
Chesapeake Energy Corporation	6.775	03/15/19	750,000	737,471	751,875
Cooper-Standard Automotive	8.500	05/01/18	750,000	795,982	811,875
Crosstex Energy L.P.	8.875	02/15/18	225,000	221,469	240,750
Energy Future Holdings	10.000	01/15/20	400,000	403,577	441,000
Energy Transfer Equity LP	7.500	10/15/20	100,000	100,000	113,500
Evertec, Inc.	11.000	10/01/18	1,335,000	1,388,298	1,425,112
Fidelity National Information	7.875	07/15/20	125,000	125,000	139,688
Goodrich Petroleum Corporation	8.875	03/15/19	360,000	360,000	348,300
HCA Holdings, Inc.	7.750	05/15/21	1,000,000	1,045,544	1,090,000
Headwaters, Inc.	7.625	04/01/19	850,000	850,214	862,750
Health Management Association	6.125	04/15/16	750,000	770,464	817,500
Huntington Ingalls Industries	7.125	03/15/21	750,000	779,096	807,187
Michael Foods, Inc.	9.750	07/15/18	75,000	75,000	83,625
Nexstar Broadcasting Group, Inc.	8.875	04/15/17	175,000	174,188	190,313
Nexeo Solutions LLC	8.375	03/01/18	40,000	40,000	39,600
Northern Tier Energy LLC	10.500	12/01/17	608,000	631,954	665,760
NRG Energy, Inc.	8.500	06/15/19	750,000	773,018	810,000
Nuveen Investments	5.500	09/15/15	1,500,000	1,377,759	1,425,000
Omnova Solutions, Inc.	7.875	11/01/18	1,500,000	1,529,152	1,515,000
Perry Ellis International, Inc.	7.875	04/01/19	750,000	742,746	776,250
Pinnacle Foods Finance LLC	9.250	04/01/15	227,000	230,572	232,107
Precision Drilling Corporation	6.625	11/15/20	750,000	773,005	798,750
Quebecor Media, Inc.	7.750	03/15/16	1,050,000	1,012,615	1,081,500
Quiksilver, Inc.	6.875	04/15/15	315,000	301,307	313,425

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
September 30, 2012
(Unaudited)

			Shares, or
	Interest	Due	Principal		Market
Corporate Public Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Reynolds Group Escrow, LLC	$7.750%	10/15/16	$750,000	$790,457	$781,875
Spectrum Brands, Inc.	9.500	06/15/18	125,000	123,653	140,938
Sprint Nextel Corporation	6.000	12/01/16	1,000,000	1,024,594	1,030,000
Thermadyne Holdings Corporation	9.000	12/15/17	750,000	795,670	798,750
Tomkins, Inc.	9.250	10/01/18	107,000	107,000	119,305
United Rentals, Inc.	10.875	06/15/16	125,000	122,690	139,063
Venoco, Inc.	8.875	02/15/19	500,000	508,977	435,000
Visteon Corporation	6.750	04/15/19	200,000	200,000	210,000
Total Bonds				30,130,157	31,246,972

Common Stock - 0.19%
Bally Total Fitness Holding Corporation (B) (F)			29	2	-
Chase Packaging Corporation (B)			9,541	-	239
Intrepid Potash, Inc. (B)			365	11,680	7,840
Nortek, Inc. (B)			175	1	9,578
Rue21, Inc. (B)			650	12,350	20,248
Supreme Industries, Inc. (B)			125,116	267,319	456,673
Total Common Stock				291,352	494,578

Total Corporate Public Securities				$30,421,509	$31,741,549

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield^	Date	Amount	Cost	Value
Commercial Paper - 2.71%
NSTAR Electric Company	0.180%	10/05/12	$4,000,000	$3,999,920	$3,999,920
Wisconsin Gas Company	0.310	10/10/12	3,500,000	2,999,897	2,299,897
Total Short-Term Securities				$6,999,817	$6,999,817

Total Investments	109.02%			$298,466,275	$282,161,055
Other Assets	4.25				10,986,818
Liabilities	(13.27)				(34,334,855)
Total Net Assets	100.00%				$258,813,018

(A)	In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of September 30, 2012.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of September 30, 2012, the value of these securities amounted to $226,513,949 or 87.52% of net assets.
(F)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
^ Effective yield at purchase
PIK - Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification:	Market Value		Market Value

AEROSPACE - 2.75%		BROADCASTING & ENTERTAINMENT - 0.27%
A E Company, Inc.	$455,049	Dish DBS Corporation	$512,500
B E Aerospace, Inc.	943,500	HOP Entertainment LLC	-
Merex Holding Corporation	1,311,793	Nexstar Broadcasting Group, Inc.	190,312
Visioneering, Inc.	1,339,743	Sundance Investco LLC	-
Whitcraft Holdings, Inc.	3,069,843	Workplace Media Holding Company	-
	7,119,928		702,812
AUTOMOBILE - 7.92%		BUILDINGS & REAL ESTATE - 1.79%
Accuride Corp	1,541,250	K W P I Holdings Corporation	-
American Axle & Manufacturing Holding, Inc.	781,875	Hovnanian Enterprises, Inc.	1,025,000
Audatex North America, Inc.	266,875	Sunrise Windows Holding Company	3,221,002
Avis Budget Car Rental	856,875	TruStile Doors, Inc.	376,357
Cooper-Standard Automotive	811,875		4,622,359
DPL Holding Corporation	3,096,411	CHEMICAL, PLASTICS & RUBBER - 1.80%
F H Equity LLC	3,185,326	Capital Specialty Plastics, Inc.	1,134,288
International Automotive Component	960,000	Nicoat Acquisitions LLC	2,020,554
J A C Holding Enterprises, Inc.	2,536,535	Omnova Solutions, Inc.	1,515,000
Jason Partners Holdings LLC	48,185		4,669,842
K & N Parent, Inc.	3,149,589	CONSUMER PRODUCTS - 8.80%
Ontario Drive & Gear Ltd.	1,752,637	Baby Jogger Holdings LLC	3,116,542
Qualis Automotive LLC	1,177,607	Bravo Sports Holding Corporation	570,398
Tomkins, Inc.	119,305	Custom Engineered Wheels, Inc.	2,441,033
Visteon Corporation	210,000	Handi Quilter Holding Company	1,654,667
	20,494,345	K N B Holdings Corporation	4,607,728
BEVERAGE, DRUG & FOOD - 5.93%		Manhattan Beachwear Holding Company	2,809,740
Eatem Holding Company	3,303,371	Perry Ellis International, Inc.	776,250
F F C Holding Corporation	3,601,475	R A J Manufacturing Holdings LLC	1,597,098
Golden County Foods Holding, Inc.	-	Tranzonic Companies (The)	2,266,854
Hospitality Mints Holding Company	2,829,991	WP Supply Holding Corporation	2,950,270
Michael Foods, Inc.	83,625		22,790,580
Snacks Parent Corporation	3,049,204	CONTAINERS, PACKAGING & GLASS - 4.32%
Spartan Foods Holding Company	2,211,413	Berry Plastics Corporation	501,250
Specialty Commodities, Inc.	282,743	Chase Packaging Corporation	239
	15,361,822	Flutes, Inc.	367,354
		P K C Holding Corporation	3,617,527
		P P T Holdings LLC	3,259,497
		Paradigm Packaging, Inc.	1,593,750
		Vitex Packaging Group, Inc.	1,838,535
			11,178,152

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

DISTRIBUTION - 2.69%		DIVERSIFIED/CONGLOMERATE, SERVICE - 10.04%
Duncan Systems, Inc.	$1,130,104	A S C Group, Inc.	$3,278,626
F C X Holdings Corporation	4,071,599	A W X Holdings Corporation	661,500
RM Holding Company	1,762,580	Advanced Technologies Holdings	1,341,360
	6,964,283	Affinia Group, Inc.	50,250
DIVERSIFIED/CONGLOMERATE,		Apex Analytix Holding Corporation	2,182,163
MANUFACTURING - 16.43%		Associated Diversified Services	1,712,245
A H C Holding Company, Inc.	3,006,292	Church Services Holding Company	1,843,123
Arrow Tru-Line Holdings, Inc.	1,692,295	Clough, Harbour and Associates	171,840
C D N T, Inc.	1,229,614	Crane Rental Corporation	2,254,410
F G I Equity LLC	4,335,269	ELT Holding Company	3,009,268
G C Holdings	3,860,410	HVAC Holdings, Inc.	2,983,917
Harris Corporation	2,999,897	Insurance Claims Management, Inc.	543,085
HGGC Citadel Plastics Holdings	3,062,178	Mail Communications Group, Inc.	519,142
Ideal Tridon Holdings, Inc.	3,136,487	Nexeo Solutions LLC	39,600
K P H I Holdings, Inc.	3,309,003	Northwest Mailing Services, Inc.	3,034,095
K P I Holdings, Inc.	2,740,746	Pearlman Enterprises, Inc.	-
LPC Holding Company	3,807,509	Safety Infrastructure Solutions	2,361,387
MEGTEC Holdings, Inc.	637,987		25,986,011
Nortek, Inc.	9,578	ELECTRONICS - 1.68%
O E C Holding Corporation	1,431,175	Barcodes Group, Inc.	2,717,420
Postle Aluminum Company LLC	4,819,522	Connecticut Electric, Inc.	1,620,384
Truck Bodies & Equipment International	2,452,377		4,337,804
	42,530,339	FINANCIAL SERVICES - 4.11%
		Ally Financial, Inc.	1,701,696
		Alta Mesa Financial Services	1,500,000
		Community Choice Financial, Inc.	492,375
		DPC Holdings LLC	3,734,013
		Nielsen Finance LLC	993,750
		Nuveen Investments	1,425,000
		Reynolds Group Escrow, LLC	781,875
			10,626,709

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

HEALTHCARE, EDUCATION &		MACHINERY - 6.73%
CHILDCARE - 7.98%		A S A P Industries LLC	$1,210,338
Alere, Inc.	$747,250	ABC Industries, Inc.	2,230,732
American Hospice Management Holding LLC	3,999,976	Arch Global Precision LLC	3,386,119
CHG Alternative Education Holding Company	2,992,693	E S P Holdco, Inc.	2,787,302
Healthcare Direct Holding Company	2,292,748	M V I Holding, Inc.	255,574
Marshall Physicians Services LLC	1,487,723	Motion Controls Holdings	3,137,709
SouthernCare Holdings, Inc.	3,083,974	NetShape Technologies, Inc.	1,804,486
Strata/WLA Holding Corporation	3,001,183	Pacific Consolidated Holdings LLC	567,445
Synteract Holdings Corporation	2,723,427	Supreme Industries, Inc.	456,673
Touchstone Health Partnership	-	Thermadyne Holdings Corporation	798,750
Wheaton Holding Corporation	326,645	Welltec A/S	780,000
	20,655,619		17,415,128
		MEDICAL DEVICES/BIOTECH - 5.23%
HOME & OFFICE FURNISHINGS, HOUSEWARES		Chemtura Corporation	543,750
& DURABLE CONSUMER PRODUCTS - 3.67%		Coeur, Inc.	1,457,486
Connor Sport Court International, Inc.	2,401,364	E X C Acquisition Corporation	26,449
H M Holding Company	171,275	ETEX Corporation	-
Home Décor Holding Company	627,705	Evertec, Inc.	1,425,112
Monessen Holding Corporation	-	HCA Holdings, Inc.	1,090,000
Quiksilver, Inc.	313,425	Health Management Association	817,500
Royal Baths Manufacturing Company	627,605	MedSystems Holdings LLC	1,389,499
Spectrum Brands, Inc.	140,938	MicroGroup, Inc.	671,403
Transpac Holding Company	1,869,489	NT Holding Company	3,182,530
U-Line Corporation	350,439	Precision Wire Holding Company	2,938,431
U M A Enterprises, Inc.	1,436,498	TherOX, Inc.	-
Wellborn Forest Holding Company	1,549,125		13,542,160
	9,487,863
LEISURE, AMUSEMENT & ENTERTAINMENT - 0.39%		MINING, STEEL, IRON & NON-PRECIOUS METALS - 0.79%
Bally Total Fitness Holding Corporation	-	FMG Resources	1,661,250
MGM Resorts International	1,000,000	T H I Acquisition, Inc.	390,170
	1,000,000		2,051,420

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
September 30, 2012
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

NATURAL RESOURCES - 0.53%		TECHNOLOGY - 1.94%
Arch Coal, Inc.	$126,000	Fidelity National Information	$139,688
Headwaters, Inc.	862,750	First Data Corporation	1,884,063
Intrepid Potash, Inc.	7,840	Sencore Holding Company	-
SandRidge Energy, Inc.	378,000	Smart Source Holdings LLC	2,988,804
	1,374,590		5,012,555
OIL & GAS - 6.36%		TELECOMMUNICATIONS - 1.28%
Bill Barrett Corporation	1,027,500	All Current Holding Company	1,454,892
Calumet Specialty Products Partners L.P.	1,883,750	CCO Holdings Capital Corporation	817,500
Chesapeake Energy Corporation	751,875	Sprint Nextel Corporation	1,030,000
Coffeyville Resources LLC	57,645		3,302,392
Energy Transfer Equity LP	113,500	TRANSPORTATION - 0.37%
Everest Acquisition LLC/Everest Acquisition		Huntington Ingalls Industries	807,187
Finance, Inc.	1,090,000	NABCO, Inc.	156,250
Goodrich Petroleum Corporation	348,300		963,437
Hilcorp Energy Company	797,500	UTILITIES - 2.43%
International Offshore Services LLC	637,500	Calpine Corporation	810,000
MBWS Ultimate Holdco, Inc.	5,862,525	Crosstex Energy L.P.	240,750
Northern Tier Energy LLC	665,760	Energy Future Holdings	441,000
Precision Drilling Corporation	798,750	Florida Power and Light Company	3,999,920
Samson Investment Company	772,500	NRG Energy, Inc.	810,000
Suburban Propane Partners, L.P.	179,760		6,301,670
Unit Corporation	1,032,500	WASTE MANAGEMENT/
Venoco, Inc.	435,000	POLLUTION - 1.31%
	16,454,365	Terra Renewal LLC	1,059,558
PHARMACEUTICALS - 0.81%		Torrent Group Holdings, Inc.	2,334,129
CorePharma LLC	1,088,093		3,393,687
Valeant Pharmaceuticals International	1,000,750
	2,088,843
PUBLISHING/PRINTING - 0.52%		Total Investments - 109.02%	$282,161,055
Newark Group, Inc.	259,422
Quebecor Media, Inc.	1,081,500
	1,340,922
RETAIL STORES - 0.15%
Pinnacle Foods Finance LLC	232,107
Rue21, Inc.	20,248
United Rentals, Inc.	139,063
	391,418

Fair Value Hierarchy

The Company categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Trust’s net assets as of September 30, 2012:

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$197,340,345	$-	$16,771,968	$180,568,377
Common Stock - U.S.	19,444,505	-	-	19,444,505
Preferred Stock	12,907,589	-	133,772	12,773,817
Partnerships and LLCs	13,727,250	-	-	13,727,250
Public Securities
Corporate Bonds	31,246,971	-	31,246,971	-
Common Stock - U.S.	494,578	494,578	-	-
Short-term Securities	6,999,817	-	6,999,817	-
Total	$282,161,055	$494,578	$55,152,528	$226,513,949

See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

There were no transfers into or out of Level 1 or Level 2 assets.

	Beginning					Transfers in	Ending
	balance	Included in				and/or	balance at
Assets:	at 12/31/2011	earnings	Purchases	Sales	Prepayments	out of Level 3	09/30/2012
Restricted Securities
Corporate Bonds	$190,217,815	$932,779	$32,255,741	$(15,792,274)	$(27,045,684)	$-	$180,568,377
Common Stock - U.S.	21,607,181	4,157,899	1,699,995	(8,020,570)	-	-	19,444,505
Preferred Stock	12,275,194	1,181,430	1,582,248	(2,265,055)	-	-	12,773,817
Partnerships and LLCs	13,205,570	675,655	236,233	(390,208)	-	-	13,727,250
Public Securities
Common Stock	7	(7)	-	-	-	-	-
	$237,305,767	$6,947,756	$35,774,217	$(26,468,107)	$(27,045,684)	$-	$226,513,949

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Babson Capital Management LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Babson Capital Corporate Investors

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date     November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael L. Klofas Michael L. Klofas, President

Date     November 29, 2012

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date     November 29, 2012

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.